Financial Instruments - Financial Assets and Liabilities Subject to Offsetting, Enforceable Master Netting Arrangements or Similar Agreements (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Disclosure of offsetting of financial assets liabilities [Line Items]
Gross amounts of recognized financial assets	$ 9,723	$ 15,293
Net amounts of financial assets presented in the statement of financial position	9,723	15,293
Related amount not set off in financial instruments, Financial instruments, financial assets	(4,392)	(7,040)
Net Amount, financial assets	5,331	8,253
Gross amounts of recognized financial liabilities	6,528	13,455
Net amounts of financial liabilities presented in the statement of financial position	6,528	13,455
Related amount not set off in financial instruments, Financial instruments, financial liabilities	(4,392)	(7,040)
Net Amount, financial liabilities	2,136	6,415
Derivatives [member]
Disclosure of offsetting of financial assets liabilities [Line Items]
Gross amounts of recognized financial assets	9,723	15,293
Net amounts of financial assets presented in the statement of financial position	9,723	15,293
Related amount not set off in financial instruments, Financial instruments, financial assets	(4,392)	(7,040)
Net Amount, financial assets	5,331	8,253
Gross amounts of recognized financial liabilities	6,528	13,455
Net amounts of financial liabilities presented in the statement of financial position	6,528	13,455
Related amount not set off in financial instruments, Financial instruments, financial liabilities	(4,392)	(7,040)
Net Amount, financial liabilities	$ 2,136	$ 6,415